Cover Page	Oct. 28, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	Pitney Bowes Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	1-3579
Entity Tax Identification Number	06-0495050
Entity Address, Address Line One	27 Waterview Drive,
Entity Address, City or Town	Shelton,
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06484
City Area Code	(203)
Local Phone Number	922-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000078814
Amendment Flag	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $1 par value per share
Trading Symbol	PBI
Security Exchange Name	NYSE
6.70% Notes due 2043 [Member]
Entity Information [Line Items]
Title of 12(b) Security	6.70% Notes due 2043
Trading Symbol	PBI.PRB
Security Exchange Name	NYSE